Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
7.	INTANGIBLE ASSETS

On July 20, 2015, the Company, through its wholly-owned subsidiary, Drone AFS Corp., purchased substantially all the assets of Adaptive Flight, Inc. ("AFI"), a Georgia corporation. The Company purchased assets, including, but not limited to, intellectual property, licenses and permits, including commercial software licenses for the GUST (Georgia Tech UAV Simulation Tool) autopilot system and other transferable licenses which include flight simulation and fault tolerant flight control algorithms. The Company paid $100,000 in immediately available funds and $100,000 to be held in escrow. In addition, the Company issued 150,000 shares of unregistered common stock valued at $8.40 per share, on a post-October 29, 2015 reverse stock split basis, on the date of agreement, to be held in escrow.

The Company had a milestone of twelve months to complete a technology integration plan, the non-completion of which could result in the return of the purchased assets and termination of the Company's obligations to release the escrow cash and shares. Additional milestones included exclusive, no-cost and perpetual licenses to all contributing intellectual property included or related to the purchased assets. As such time as all milestones were met, one-half of the escrow shares were to be released to AFI. Upon termination of the escrow agreement, anticipated to be twelve months from the closing of the asset purchase, if all milestones had been met, the remaining escrow shares would be released to AFI; but if all milestones have not been met, the escrow cash and escrow shares would be released to the Company and the purchased assets would be returned to AFI. According to the terms of the Escrow Agreement, if the escrow share value was less than $1,400,000, the Company must issue an additional number of unregistered shares, not to exceed 50,000 shares. At December 31, 2015, the value of the 150,000 shares was $3.23 per share, or $484,500. The Company recorded $161,500 as an additional liability and expense at December 31, 2015 for the cost of 50,000 shares at $3.23 per share. On June 3, 2016, the Integration Plan was deemed to be completed. At June 3, 2016, the value of the 150,000 shares was $3.01 per share, or $451,150. The additional liability was reduced to $150,500 for the cost of 50,000 shares at $3.01 per share. The Company recorded the $11,000 reduction in the additional liability through the statement of operations at June 3, 2016. The Company began amortizing the $1,460,000 of purchased assets over a sixty-month period on June 3, 2016 in the amount of $24,333 per month. Total amortization expense for the three months ended March 31, 2019 was $73,000. The remaining unamortized balance of $632,667 is estimated be amortized in the estimated amounts of $219,000 during 2019, $292,000 during 2020 and $121,667 in 2021.

The asset acquisition did not qualify as a business combination under ASC 805-10 and has been accounted for as a regular asset purchase.

5.	INTANGIBLE ASSETS

On July 20, 2015, the Company, through its wholly-owned subsidiary Drone AFS Corp., purchased substantially all the assets of Adaptive Flight, Inc. ("AFI"), a Georgia corporation. The Company purchased assets, including, but not limited to, intellectual property, licenses and permits, including commercial software licenses for the "GUST" (Georgia Tech UAV Simulation Tool) autopilot system and other transferable licenses which include flight simulation and fault tolerant flight control algorithms. The Company paid $100,000 in immediately available funds and $100,000 to be held in escrow. In addition, the Company issued 150,000 shares of unregistered common stock valued at $8.40 per share, on a post-October 29, 2015 reverse stock split basis, on the date of agreement, to be held in escrow.

The Company had a milestone of twelve months to complete a technology integration plan, the non-completion of which could result in the return of the purchased assets and termination of the Company's obligations to release the escrow cash and shares. Additional milestones included exclusive, no-cost and perpetual licenses to all contributing intellectual property included or related to the purchased assets. As such time as all milestones were met, one-half of the escrow shares were to be released to AFI. Upon termination of the escrow agreement, anticipated to be twelve months from the closing of the asset purchase, if all milestones had been met, the remaining escrow shares would be released to AFI; but if all milestones have not been met, the escrow cash and escrow shares would be released to the Company and the purchased assets would be returned to AFI. According to the terms of the Escrow Agreement, if the escrow share value was less than $1,400,000, the Company must issue an additional number of unregistered shares, not to exceed 50,000 shares. At December 31, 2015, the value of the 150,000 shares was $3.23 per share, or $484,500. The Company recorded $161,500 as an additional liability and expense at December 31, 2015 for the cost of 50,000 shares at $3.23 per share. On June 3, 2016, the Integration Plan was deemed to be completed. At June 3, 2016, the value of the 150,000 shares was $3.01 per share, or $451,150. The additional liability was reduced to $150,500 for the cost of 50,000 shares at $3.01 per share. The Company recorded the $11,000 reduction in the additional liability through the statement of operations at June 3, 2016. The Company began amortizing the $1,460,000 of purchased assets over a sixty-month period on June 3, 2016 in the amount of $24,333 per month. Total amortization expense for the years ended December 31, 2018 and 2017 was $292,000 and $292,000, respectively. The remaining unamortized balance of $705,667 is estimated be amortized in the estimated amounts of $292,000 per year for 2019 through 2020 and $121,667 in 2021.

The asset acquisition did not qualify as a business combination under ASC 805-10 and has been accounted for as a regular asset purchase.